Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity And Permanent Equity [Abstract]
Capital Stock
(6)	Capital Stock

(a)	Common Stock
The Company is authorized to issue 535,000,000 shares, par value of $0.0001 per share, of common stock. At June 30, 2021 and December 31, 2020, the Company had 249,724,461 and 128,434,407 shares of common stock issued and outstanding, respectively. The holders of common stock have voting rights equal to one vote per share of common stock held.

(b)	Redeemable Convertible Preferred Stock
The Company is authorized to issue 214,425,920 shares, par value of $0.0001 per share, of redeemable convertible preferred stock. The board of directors designated 20,177,530 shares as Seed 1, 9,653,930 shares as Seed 2, 29,948,750 shares as Series A, 78,065,640 shares as Series B, 2,580,070 shares as Series
B-1,
53,000,000 shares as Series
U-1
and 21,000,000 shares as
Series U-2.
At June 30, 2021, the Company had 20,177,530 shares of Seed 1, 9,653,930 shares of Seed 2, 29,948,750 shares of Series A, 71,389,540 shares of Series B, 2,557,518 shares of
Series B-1,
50,873,075 shares of
Series U-1
and 20,349,230 shares of
Series U-2
issued and outstanding.

(i)	Dividends
The holders of Seed 1, Seed 2, Series A, Series B, Series
U-1,
and Series
U-2
(collectively, the “Senior Preferred Stock”) are entitled to receive dividends, when, as and if declared by the board of directors of the Company, out of any available assets of the Company. The annual dividend rate is $0.014 per share per annum for Seed 1, $0.026 per share per annum for Seed 2, $0.222 per share per annum for Series A, $0.739 per share per annum for Series B, $1.5730 per share per annum for Series
U-1,
and $1.5730 per share per annum for Series
U-2
(subject to adjustment from time to time for recapitalization with respect to each such series of preferred stock). The right to receive dividends on shares of Senior Preferred Stock is not cumulative, and payment of any dividends to the holders of Senior Preferred Stock is on a pro rata pari passu basis in proportion to the dividend rates for each series of Senior Preferred Stock.
Subject to the prior dividend rights of the Senior Preferred Stock, the holders of outstanding shares of Series
B-1
shall be entitled to receive divid
e
nds, when, as and if declared by the board of directors of the Company, out of any available assets of the Company. The annual dividend rate is $0.739 per share per annum for Series
B-1
(subject to adjustment from time to time for recapitalization with respect to each such series of redeemable convertible preferred stock). The right to receive dividends on shares of Series
B-1
shall not be cumulative and payment of any dividends to the holders of Series
B-1
shall be on a pro rata pari passu basis in proportion to the dividend rates for Series
B-1.
After dividends in the full preferential amounts specified for the preferred stock have been paid or set aside, any additional dividends shall be paid among the holders of the redeemable convertible preferred stock and common stock in proportion to the greatest whole number of shares of common stock, which would be held by each holder if all shares of redeemable convertible preferred stock were converted at the then effective conversion rate. The Company has not declared any dividends as of June 30, 2021.

(ii)	Conversion
At the option of the holder, each share of redeemable convertible preferred stock shall be convertible, at any time after the date of issuance of such share, into the number of shares of common stock determined by dividing the original issue price for the redeemable convertible preferred stock by the applicable conversion price, determined at the time of conversion. The original issue price and the conversion price will be adjusted for any stock dividends, stock splits, combination of shares, reorganizations, recapitalizations, reclassifications, or other similar events.
The conversion price of each series of redeemable convertible preferred stock is also subject to broad-based weighted average anti-dilution adjustments in the event that the Company issues certain securities at a price per share less than the then applicable conversion price of such series of redeemable convertible preferred stock.
Each share of redeemable convertible preferred stock will automatically be converted into common stock at the then effective conversion rate (i) immediately prior to (x) the initial listing of the capital stock on an internationally recognized securities exchange approved by means of an effective registration statement filed with the Securities and Exchange Commission or (y) completion by the Company of transaction(s) by merger, consolidation, share exchange, or otherwise with a publicly traded “special purpose acquisition company” in which the share capital of such entity is listed on an internationally recognized securities exchange approved by the Company’s board of directors, provided that the aggregate gross proceeds to the Company are not less than $100,000 or (ii) upon the written consent for such conversion from each of (A) the holders of a majority of the outstanding redeemable convertible preferred stock other than the Series
U-1
(voting together as a single class and on an
as-converted
basis) and (B) the holders of a majority of outstanding of Series B (voting as a separate class) provided that in the case of a conversion pursuant to the preceding clause (ii) in connection with a liquidation, dissolution or winding up of the Company in which Company’s holders of capital stock receive consideration pursuant to a distribution or repurchase of capital stock, the Series
U-2
shall not be converted unless approved by the holders of a majority of the Series
U-2
redeemable convertible preferred stock.

(iii)	Liquidation
In the event of any liquidation, dissolution, or winding up of the Company, the holders of then outstanding Senior Preferred Stock are entitled to be paid on a pari passu basis, and prior and in preference to any distribution on any share of Series
B-1
and common stock, an amount per share equal to (1) the greater of (a) the sum of (i) the liquidation preference specified for such share of Senior Preferred Stock ($0.175 for Seed 1, $0.322 for Seed 2, $2.776 for Series A, $9.240 for Series B, $19.657 for Series
U-1,
and $19.657 for Series
U-2)
and (ii) all declared but unpaid dividends on such share of Senior Preferred Stock or (b) the amount that would have been payable if such share of Senior Preferred Stock had converted to common stock immediately prior to such liquidation, dissolution or winding up, or (2) with respect to a particular series of Senior Preferred Stock, such lesser amount as may be approved by the holders of a majority (or at least 75%, in the case of Series
U-1)
of the outstanding shares of such series, voting as a separate series.
Subject to the prior liquidation rights of the Senior Preferred Stock, in the event of any liquidation, dissolution, or winding up of the Company, the holders of the then outstanding Series
B-1,
are entitled to be paid on a pari passu basis, and prior and in preference to any distribution on any share of common stock, an amount per share equal to (1) the greater of (a) the sum of (i) the liquidation preference specified for such share of Series
B-1
(currently $9.240) and (ii) all declared but unpaid dividends on such share of Series
B-1
or (b) the amount that would have been payable if such shares of series
B-1
had converted to common stock immediately prior to such liquidation, dissolution or winding up, or (2) such lesser amount as may be approved by the holders of a majority of the outstanding shares of Series
B-1,
voting as a separate series.
After the payment of the full liquidation preference to the holders of preferred stock described above, the assets of the Company legally available for distribution, if any, shall be distributed pro rata to holders of the common stock of the Company in proportion to the number of shares of common stock held by them.
The liquidation preferences are deemed to be contingent redemption features exercisable on certain deemed liquidation events which includes a merger, change of control, or a sale of substantially all of the Company’s assets. The deemed liquidation event would constitute a redemption event not solely within the control of the Company. Redeemable convertible preferred stock is presented outside of permanent equity in mezzanine equity on the balance sheets. It is not probable that the Preferred Stock will become redeemable as of June 30, 2021.

(iv)	Voting
The holders of shares of redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which the shares are then convertible. As long as any shares of Seed 1 remain outstanding, the holders of Seed 1, voting as a separate class, are entitled to elect one member of the board of directors (the Series Seed Director). As long as any shares of Series B remain outstanding, the holders of Series B preferred stock, voting as a separate class, are entitled to elect one member of the board of directors. As long as any shares of Series
U-2
remaining outstanding, the holders of Series
U-2,
voting as a separate class, are entitled to elect two members of the board of directors. The holders of common stock, Seed 2, Series A and Series
B-1,
voting together as a single class on an as converted basis, are entitled to elect five members of the board of directors. Any additional members of the board of directors shall be elected by the holders of common stock and redeemable convertible preferred stock.
So long as the holders of Seed 1 are entitled to elect a director, the Series Seed Director shall be entitled to cast two votes on all matters that come before the board of directors. All remaining directors shall be entitled to cast one vote on all matters.

(v)	Protective Provision
As long as any shares of redeemable convertible preferred stock are issued and outstanding, the approval of holders of a majority of outstanding shares of redeemable convertible preferred stock, voting together as a single class on an as-converted
basis, is required in order for the Company to take certain actions. Such actions include adversely amending the rights, preferences, privileges, or restrictions provided for the benefit of preferred stock; purchasing, redeeming, paying, or declaring any dividend or making any distribution on any shares of capital stock (subject to limited exceptions); and creating or authorizing the issuance of any debt security or other indebtedness for borrowed money in excess of $250,000 (subject to limited exceptions); and creating or holding capital stock in a subsidiary that is not wholly owned.

(6)	Capital Stock

(a)	Common Stock
The Company is authorized to issue 333,000,000 shares, par value of $0.0001 per share, of common stock. At December 31, 2020 and 2019, the Company had 128,434,407 and 121,414,834 shares of common stock issued and outstanding. The holders of common stock have voting rights equal to one vote per share of common stock held.

(b)	Redeemable Convertible Preferred Stock
The Company is authorized to issue 140,425,920 shares, par value of $0.0001 per share, of redeemable convertible preferred stock. The board of directors designated 20,177,530 shares as Seed 1, 9,653,930 shares as Seed 2, 29,948,750 shares as Series A, 78,065,640 shares as Series B, and 2,580,070 shares as Series
B-1.
At December 31, 2020, the Company had 20,177,530 shares of Seed 1, 9,653,930 shares of Seed 2, 29,948,750 shares of Series A, 71,389,540 shares of Series B, and 2,557,518 shares of Series
B-1
issued and outstanding.

(i)	Dividends
The holders of Seed 1, Seed 2, Series A, and Series B (collectively, the “Senior Preferred Stock”) are entitled to receive dividends, when, as and if declared by the board of directors of the Company, out of any available assets of the Company. The annual dividend rate is $0.014 per share per annum for Seed 1, $0.026 per share per annum for Seed 2, $0.222 per share per annum for Series A, and $0.739 per share per annum for Series B (subject to adjustment from time to time for recapitalization with respect to each such series of preferred stock). The right to receive dividends on shares of Senior Preferred Stock is not cumulative, and payment of any dividends to the holders of Senior Preferred Stock is on a pro rata pari passu basis in proportion to the dividend rates for each series of Senior Preferred Stock.
Subject to the prior dividend rights of the Senior Preferred Stock, the holders of outstanding shares of Series
B-1
shall be entitled to receive dividends, when, as and if declared by the board of directors of the Company, out of any available assets of the Company. The annual dividend rate is $0.739 per share per annum for Series
B-1
(subject to adjustment from time to time for recapitalization with respect to each such series of redeemable convertible preferred stock). The right to receive dividends on shares of Series
B-1
shall not be cumulative and payment of any dividends to the holders of Series
B-1
shall be on a pro rata pari passu basis in proportion to the dividend rates for Series
B-1.
After dividends in the full preferential amounts specified for the preferred stock have been paid or set aside, any additional dividends shall be paid among the holders of the redeemable convertible preferred stock and common stock in proportion to the greatest whole number of shares of common stock, which would be held by each holder if all shares of redeemable convertible preferred stock were converted at the then effective conversion rate. The Company has not declared any dividends as of December 31, 2020 and 2019.

(ii)	Conversion
At the option of the holder, each share of redeemable convertible preferred stock shall be convertible, at any time after the date of issuance of such share, into the number of shares of common stock determined by dividing the original issue price for the redeemable convertible preferred stock by the applicable conversion price, determined at the time of conversion. The original issue price and the conversion price will be adjusted for any stock dividends, stock splits, combination of shares, reorganizations, recapitalizations, reclassifications, or other similar events. The conversion price of each series of redeemable convertible preferred stock is also subject to broad-based weighted average anti-dilution adjustments in the event that the Company issues certain securities at a price per share less than the then applicable conversion price of such series of redeemable convertible preferred stock.
Each share of redeemable convertible preferred stock will automatically be converted into common stock at the then effective conversion rate (i) immediately prior to the closing of a firm commitment underwritten initial public offering of common stock under the Securities Act of
1933, as amended, provided that the aggregate gross proceeds to the Company are not less than $100,000 or (ii) upon the written consent for such conversion from (A) the holders of a majority of the outstanding redeemable convertible preferred stock (voting together as a single class and on an as-converted
basis) outstanding and (B) the holders of a majority off outstanding of Series B (voting as a separate class) outstanding.

(iii)	Liquidation
In the event of any liquidation, dissolution, or winding up of the Company, the holders of then outstanding Senior Preferred Stock are entitled to be paid on a pari passu basis, and prior and in preference to any distribution on any share of Series
B-1
and common stock, an amount per share equal to (1) the greater of (a) the sum of (i) the liquidation preference specified for such share of Senior Preferred Stock ($0.175 for Seed 1, $0.322 for Seed 2, $2.776 for Series A, and $9.240 for series B) and (ii) all declared but unpaid dividends on such share of Senior Preferred Stock or (b) the amount that would have been payable if such share of Senior Preferred Stock had converted to common stock immediately prior to such liquidation, dissolution or winding up, or (2) with respect to a particular series of Senior Preferred Stock, such lesser amount as may be approved by the holders of a majority of the outstanding shares of such series, voting as a separate series.
Subject to the prior liquidation rights of the Senior Preferred Stock, in the event of any liquidation, dissolution, or winding up of the Company, the holders of the then outstanding Series
B-1,
are entitled to be paid on a pari passu basis, and prior and in preference to any distribution on any share of common stock, an amount per share equal to (1) the greater of (a) the sum of (i) the liquidation preference specified for such share of Series
B-1
(currently $9.240) and (ii) all declared but unpaid dividends on such share of Series
B-1
or (b) the amount that would have been if such shares of series
B-1
had converted to common stock immediately prior to such liquidation, dissolution or winding up, or (2) such lesser amount as may be approved by the holders of a majority of the outstanding shares of Series
B-1,
voting as a separate series.
After the payment of the full liquidation preference to the holders of preferred stock described above, the assets of the Company legally available for distribution, if any, shall be distributed pro rata to holders of the common stock of the Company in proportion to the number of shares of common stock held by them.
The liquidation preferences are deemed to be contingent redemption features exercisable on certain deemed liquidation events which includes a merger, change of control, or a sale of substantially all of the Company’s assets. The deemed liquidation event would constitute a redemption event not solely within the control of the Company. Redeemable convertible preferred stock is presented outside of permanent equity in mezzanine equity on the balance sheets. It is not probable that the Preferred Stock will become redeemable as of December 31, 2020.

(iv)	Voting
The holders of shares of redeemable convertible preferred stock are entitled to the number of votes equal to the number of shares of common stock into which the shares are then convertible. As long as any shares of Seed 1 remain outstanding, the holders of Seed 1, voting as a separate class, are entitled to elect one member of the board of directors (the Series Seed Director). As long as any shares of Series B preferred stock remain outstanding, the holders of Series B preferred stock, voting as a separate class, are entitled to elect one member of the board of directors. The holders of common stock, voting as a separate class, are entitled to elect five members of the board of directors. Any additional members of the board of directors shall be elected by the holders of common stock and redeemable convertible preferred stock.

So long as the holders of Seed 1 are entitled to elect a director, the Series Seed Director shall be entitled to cast two votes on all matters that come before the board of directors. All remaining directors shall be entitled to cast one vote on all matters.

(v)	Protective Provision
As long as any shares of redeemable convertible preferred stock are issued and outstanding, the holders of a majority of outstanding shares of redeemable convertible preferred stock, voting together as a single class on an as-converted
basis, must approve certain transactions. Such actions include adversely amending the rights, preferences, privileges, or restrictions of preferred stock; purchasing, redeeming, paying, or declaring any dividend or making any distribution on any shares of capital stock (subject to limited exceptions); and creating or authorizing the issuance of any debt security or other indebtedness for borrowed money in excess of $250,000 (subject to limited exceptions); and creating or holding capital stock in a subsidiary that is not wholly owned.